Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 4,166	$ 46,198	$ 50,364
Utah Project [Member]
Total		11,577	11,577
Wyoming Project [Member]
Total		32,895	32,895
Texas Project [Member]
Total		1,016	1,016
New Mexico Project [Member]
Total		191	191
Oklahoma Project [Member]
Total		37	37
Montana Project [Member]
Total		$ 482	$ 482